Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 41	$ 41	$ 63
Additions for tax positions related to the current year	23		2
Reductions for tax positions of prior years due to lapse of statute of limitation		(41)	(24)
Ending balance	$ 64	$ 0	$ 41